Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 15—Commitments and Contingencies
Tax matters
Subsequent to our filing of an Application for Tentative Refund with the Internal Revenue Service (“IRS”) under the CARES Act in the months of April and August 2020, the IRS informed us that it would be conducting a limited scope examination of the taxable years ended December 31, 2012, 2013, 2014, 2018 and 2019. In June 2021, the IRS completed its limited scope examination and did not propose any adjustments to the taxable years ended December 31, 2012, 2013, 2014, 2018 and 2019. In September 2021, the Congressional Joint Committee approved our remaining outstanding CARES Act refund of

$
15.0
million. We expect to receive this refund plus interest in the last quarter of 2021. In the first quarter of 2020, we filed a foreign tax credit refund claim for taxable year 2009. In June 2021, the IRS completed its audit of taxable year 2009 in relation to our refund claim. In August 2021, we received the foreign tax credit refund of
$
24.5
million plus interest. No other taxable years are currently under audit in the US. We believe that we have accurately reported all amounts in our returns.
Audit claims of approximately $632.9

million attributable to income and other business taxes were assessed against Noble entities in Mexico related to tax years 2007, 2009 and 2010, in Australia related to tax years 2013 to 2016, in Guyana related to tax years 2019 and 2020, in Saudi Arabia related to tax years 2015 to 2019 and against Pacific Drilling entities in Nigeria related to tax years 2010 to 2018. We intend to vigorously defend our reported positions and currently believe the ultimate resolution of the audit claims will not have a material adverse effect on our consolidated financial statements
.
We operate in a number of countries throughout the world and our tax returns filed in those jurisdictions are subject to review and examination by tax authorities within those jurisdictions. We recognize uncertain tax positions that we believe have a greater than 50 percent likelihood of being sustained upon challenge by a tax authority. We cannot predict or provide assurance as to the ultimate outcome of any existing or future assessments.
Other contingencies
Legacy Noble entered into agreements with certain of our executive officers. These agreements became effective upon a change of control of Noble (within the meaning set forth in the agreements) or a termination of employment in connection with or in anticipation of a change of control and were effective for three years thereafter. These agreements provided for compensation and certain other benefits under such circumstances. On the Effective Date of our emergence from the Chapter 11 Cases, the Legacy Noble agreements were superseded by new employment agreements with substantially similar terms except that the new agreements provide for certain severance benefits upon termination without cause or resignation for good reason.
We are a defendant in certain claims and litigation arising out of operations in the ordinary course of business, including personal injury claims, the resolution of which, in the opinion of management, will not be material to our financial position, results of operations or cash flows. There is inherent risk in any litigation or dispute and no assurance can be given as to the outcome of these claims.

Note 16— Commitments and Contingencies
Transocean Ltd.
In January 2017, a subsidiary of Transocean Ltd. filed suit against us and certain of our subsidiaries seeking damages for patent infringement in a Texas federal court. The suit claimed that five of our newbuild rigs that operated in the US Gulf of Mexico violated Transocean patents relating to what is generally referred to as dual-activity drilling, and Transocean sought royalties of a $10.0 million fee and a five percent license fee for the pertinent period of operation for each vessel and damages for the breach of contract alleged in February 2019, regarding a 2007 settlement agreement that we entered into with Transocean relating to patent claims in respect of another Noble rig. On September 15, 2020, the Company entered into a settlement agreement with Transocean to settle this matter in exchange for payment by the Company of an immaterial amount to be paid in three installment payments due 2020, 2021 and 2022, which was approved by the Bankruptcy Court on October 9, 2020 and is included in “Liabilities subject to compromise” on our Consolidated Balance Sheet as of December 31, 2020.
Paragon Offshore
On August 1, 2014, Legacy Noble completed the separation and spin-off
of a majority of its standard specification offshore drilling business (the
“Spin-off”)
through a pro rata distribution of all of the ordinary shares of its wholly-owned subsidiary, Paragon Offshore plc (“Paragon Offshore”), to the holders of Legacy Noble’s ordinary shares. Paragon Offshore filed for protection under chapter 11 of the Bankruptcy Code in February 2016, and in connection with Paragon Offshore’s emergence from bankruptcy in July 2017, all claims it may have had against Legacy Noble were transferred to a litigation trust.
On December 15, 2017, the litigation trust filed fraudulent conveyance and related claims relating to the
Spin-off
in an action (the “Action”) against Legacy Noble and certain of its subsidiaries (the “Noble Defendants”) and certain of Legacy Noble’s then current and former officers and directors (the “Individual Defendants”) in the Delaware bankruptcy court that heard Paragon Offshore’s bankruptcy (the “Delaware Court”). The litigation trust sought total damages of approximately $2.6 billion and unspecified amounts in respect of the claims against the officer and director defendants, all of whom had indemnification agreements with Legacy Noble.
On September 23, 2020, the Noble Defendants entered into a settlement agreement (the “Settlement Agreement”) with the litigation trust to fully and finally settle the disputes among them in the Action on the terms set forth in the Settlement Agreement and, subject to certain terms and conditions, to allow the litigation trust’s claims to proceed against the Individual Defendants in the Delaware Court. Among other things, the Settlement Agreement provided that the claims asserted by the litigation trust against each of the Noble Defendants in the Action would be allowed as a prepetition unsecured claim in the Chapter 11 Cases in the aggregate amount of $85 million, and, on account of that claim, required the Debtors to either (a) make a $10 million payment to the litigation trust, if a full settlement and release of (i) all claims brought against all defendants in the Action, including the Noble Defendants and the Individual Defendants, (ii) the Noble Defense Cost Claim (as defined in the Settlement Agreement), and (iii) the Noble Indemnity Claim (as defined in the Settlement Agreement) (a “Global Resolution”) is reached on or before October 1, 2020, or (b) if a Global Resolution was not reached on or before October 1, 2020, make an up-front
payment of $7.5 million for a release of only the claims against the Noble Defendants, and bring litigation against the insurers with respect to the Individual Defendants’ director and officer’s liability insurance policies the proceeds of which would be shared with the litigation trust on the terms and conditions set forth in the Settlement Agreement and with respect to a determination of the insurance coverage for the Noble Defendants. On October 9, 2020, the Bankruptcy Court entered an order approving the Debtors’ entry into the Settlement Agreement.
On February 3, 2021, the Noble Defendants, the Individual Defendants and the litigation trust entered into an agreement (the “Global Resolution Agreement”) to effectuate the global resolution contemplated by the
Settlement Agreement. Pursuant to the Global Resolution Agreement, among other things, the Debtors made a $7.7 million payment into escrow which, together with $82.7 million contributed by certain insurers, will be paid to the litigation trust upon the satisfaction of certain conditions precedent, and all claims brought against all defendants, including the Noble Defendants and Individual Defendants will be settled and released. The Global Resolution Agreement was subject to approval by the Delaware Court, which approval was granted on February 24, 2021. All claims related to the Action have now been fully settled.
Tax matters
The Internal Revenue Service (“IRS”) has completed its examination procedures, including all appeals and administrative reviews, for the taxable years ended December 31, 2012 through December 31, 2017. In May 2020, the IRS examination team notified us that it was no longer proposing any adjustments with respect to our tax reporting for the taxable years ended December 31, 2012 through December 31, 2017. Subsequent to our filing of an Application for Tentative Refund with the IRS under the CARES Act in the months of April and August 2020, the IRS informed us that it would be conducting a limited scope examination of the taxable years ended December 31, 2012, 2013, 2014, 2018 and 2019. In the first quarter of 2020, we filed a foreign tax credit refund claim for taxable year 2009. The IRS is currently auditing taxable year 2009 in relation to our refund claim. We believe that we have accurately reported all amounts in our returns.
Audit claims of approximately $96.1 million attributable to income and other business taxes were assessed against Noble entities in Mexico related to tax years 2007, 2009 and 2010, in Australia related to tax years 2013 to 2016, in Guyana related to tax years 2019 and 2020 and in Saudi Arabia related to tax years 2015 to 2018. We intend to vigorously defend our reported positions and believe the ultimate resolution of the audit claims will not have a material adverse effect on our consolidated financial statements.
We operate in a number of countries throughout the world and our tax returns filed in those jurisdictions are subject to review and examination by tax authorities within those jurisdictions. We recognize uncertain tax positions that we believe have a greater than 50 percent likelihood of being sustained upon challenge by a tax authority. We cannot predict or provide assurance as to the ultimate outcome of any existing or future assessments.
Other contingencies
Legacy Noble had entered into agreements with certain of our executive officers, as well as certain other employees. These agreements were effective upon a change of control of Noble (within the meaning set forth in the agreements) or a termination of employment in connection with or in anticipation of a change of control, and remained effective for three years thereafter. These agreements provided for compensation and certain other benefits under such circumstances. On the Effective Date of our emergence from the Chapter 11 Cases, the Legacy Noble agreements were superseded by new employment agreements.
We are a defendant in certain claims and litigation arising out of operations in the ordinary course of business, including personal injury claims, the resolution of which, in the opinion of management, will not be material to our financial position, results of operations or cash flows. There is inherent risk in any litigation or dispute and no assurance can be given as to the outcome of these claims.